Personnel expenses - Additional Information (Details) - EUR (€) € in Millions			12 Months Ended
	Dec. 04, 2023	Jan. 23, 2023	Dec. 31, 2023
Classes of employee benefits expense [abstract]
Employee base reduction percent	17.00%	6.00%
Employees severance charges			€ 212